Income Taxes - Schedule of Consolidated Statements of Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Statements of Comprehensive Income [Abstract]
Current tax	¥ 60,948,129	$ 8,715,467	¥ 107,567,291	¥ 120,875,594
Deferred tax	(15,068,107)	(2,154,711)	(18,840,322)	(2,423,339)
Total	¥ 45,880,022	$ 6,560,756	¥ 88,726,969	¥ 118,452,255